Financial Instruments	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Financial Instruments
Note 24 - Financial Instruments
Concentration of credit risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with DNB Bank ASA, Saudi Awwal Bank and Citibank, however we believe this risk is remote, as they are established and reputable establishments with no prior history of default.
Interest rate risk
As of December 31, 2024, all of our outstanding debt obligations are on fixed interest rates, therefore we are currently not exposed to the impact of interest rate changes, however, under our RCF, which was undrawn as of December 31, 2024 but utilized during the year ended December 31, 2024, we are exposed to the impact of interest rate changes as we are required to make interest payments based on SOFR plus associated margins. Significant increases in interest rates could adversely affect our future results of operations and cash flows should we elect to drawdown on this facility. The Company is exposed to changes in long-term market interest rates if and when maturing debt is refinanced with new debt.
In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates. The Company is not engaged in derivative transactions for speculative or trading purposes and has not entered into derivative agreements to mitigate the risk of these fluctuations.
Foreign exchange risk management
The majority of the Company's gross earnings are receivable in U.S dollars. The majority of our transactions, assets and liabilities are denominated in U.S. dollars, our functional currency, however, we incur certain expenditures in other currencies. There is a risk that currency fluctuations, primarily relative to the U.S. dollar will have a negative effect on the value of our cash flows. The Company has not entered into derivative agreements to mitigate the risk of these fluctuations.
Fair values of financial instruments
We recognize our fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data

The carrying value and estimated fair value of our financial instruments at December 31, 2024 and December 31, 2023 were as follows:

		As of December 31, 2024		As of December 31, 2023
(In $ millions)	Hierarchy	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents(1)	1	61.6	61.6	102.5	102.5
Restricted cash(1)	1	0.9	0.9	0.1	0.1
Trade receivables(1)	1	184.3	184.3	56.2	56.2
Other current assets (excluding deferred costs and right-of-use lease asset)(1)	1	27.1	27.1	31.5	31.5
Due from related parties(1)	1	85.1	85.1	95.0	95.0

Liabilities
Trade payables(1)	1	81.6	81.6	35.5	35.5
Accrued expenses(1)	1	68.0	68.0	77.0	77.0
Short-term accrued interest and other items (1)	1	30.6	30.6	42.3	42.3
Other current liabilities(1)	1	84.2	84.2	63.2	63.2
Short-term debt (2) (3)	2	134.8	134.7	104.4	100.0
Long-term debt (2) (4)	2	2,038.1	2,044.9	1,818.0	1,690.0

(1) The carrying values approximate the fair values due to their near term expected receipt of cash.

(2) Short-term and long-term debt excludes debt discounts, debt premiums and deferred finance charges.
(3) This relates to our 10% Notes due in 2028 and 10.375% Notes due in 2030. These are fair valued using observable market-based inputs.
(4) This relates to our 10% Notes due in 2028 and 10.375% Notes due in 2030 and our $250 million Convertible Bond due in 2028. These are fair valued using observable market-based inputs.

Share Lending Agreement

In addition, during the year ended December 31, 2023, the Company recognized a deferred finance charge in the amount of $12.4 million in relation to our Share Lending Framework Agreement ("SLFA"), which was fair valued using observable market-based inputs and is amortized over the term of the $250.0 million Convertible Bonds. As of December 31, 2024, the unamortized amount of the issuance costs associated with the SLFA was $2.5 million ($2.5 million as at December 31, 2023) included in "Short-term debt" and $5.2 million ($7.6 million as at December 31, 2023) included in "Long-term debt" in our Consolidated Balance Sheets. See Note 26 - Stockholders' Equity.